Note 11 - Stockholders' Equity (Deficit) and Common Stock Warrants (Details Textual) - USD ($)			1 Months Ended	12 Months Ended
	Feb. 26, 2024	Aug. 16, 2023	Jul. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Class of Warrant or Right, Outstanding				598,457		102,462
Stock Issued During Period, Shares, Acquisitions				1,360,244
Stock Issued During Period, Shares, New Issues	495,959		63,422
Shares Issued, Price Per Share			$ 12.78
Proceeds from Issuance of Common Stock			$ 800,000	$ 810,000	$ 0
Sales Agreement [Member]
Share Sales Agreement, Maximum Amount				$ 20,000,000	$ 20,000,000
Pre-funded Warrants [Member]
Class of Warrant or Right, Outstanding		394,628
Conversion of Preferred Stock into Common Stock [Member]
Conversion of Stock, Shares Converted				3,331,201
Conversion of Stock, Shares Issued				2,936,566
Conversion of Debt into Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued		795,905		795,905
Debt Conversion, Converted Instrument, Warrants or Options Issued		101,367		101,367